Private Placement (Details) - USD ($)	Dec. 14, 2021	Jun. 30, 2024	Apr. 08, 2024	Dec. 31, 2023
Private Placement
Share price		$ 9.20		$ 9.20
Class A common stock
Private Placement
Number of shares issuable per warrant (in shares)			1
Exercise price of warrants (in dollars per share)			$ 11.50
Share price		$ 9.20		$ 9.20
Private Placement
Private Placement
Cash held in Trust Account	$ 9,200,000
Share price	$ 10.00
Private Placement | Class A common stock
Private Placement
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.50
Sponsor | Private Placement
Private Placement
Number of warrants issued	11,700,000
Proceeds from sale of Private Placement Warrants	$ 11,700,000
Exercise price of warrants (in dollars per share)	$ 1.00